Income and Social Contribution Taxes - Summary of Income and Social Contribution Taxes recoverable (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income and social contribution taxes [Abstract]
Income tax	R$ 224	R$ 436
Social contribution tax	116	154
Income and social contribution tax credits current	340	590
Income tax	7	98
Social contribution tax	14	14
Income and social contribution tax credits noncurrent	21	112
Income and social contribution tax credits	R$ 361	R$ 702